Other Non-current Assets	12 Months Ended
Dec. 31, 2022
Other Assets, Noncurrent [Abstract]
Other Non-current Assets
13.	Other Non-current Assets
Other
non-current
assets consisted of the following:

	As of December 31,
	2021	2022
Long-term deposits (i)	128,791	151,914
Prepayments for purchase of property and equipment	20,888	47,258
Prepayment for purchase of land use rights (ii)	1,507,170	—
Prepayments for subscription of equity securities (iii)	50,000	—
Others	23,637	2,099

Total	1,730,486	201,271

(i) Long-term deposits primarily consist of deposits for offices and retail and service centers whose lease expiration dates are not within one year.
(ii) As of December 31,

2021, prepayment for purchase of land use rights represents the cash considerations paid to acquire the land use rights for the construction of certain buildings. Subsequently, the balance was transferred and recorded as a land use right asset after the relevant legal certificate was obtained in January 2022.
(iii) In December 2021, the Group prepaid RMB50,000 to subscribe certain common shares of a company engaged in research, development, production and sales of semiconductors, which was subsequently converted into common shares in January 2022 (Note 12(ii)).